FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 30,125,256	R$ 34,209,751
Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	6,998,424	9,205,223
1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	6,079,924	4,829,403
4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,208,433	8,536,568
After year 5
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	13,838,475	11,638,557
Trade accounts payable
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,179,954	2,743,818
Trade accounts payable | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,179,954	2,743,818
Loans and Financing
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	24,470,750	29,258,030
Loans and Financing | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,191,793	5,940,222
Loans and Financing | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	6,060,186	4,818,322
Loans and Financing | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,168,144	8,443,080
Loans and Financing | After year 5
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	12,050,627	10,056,406
Debentures
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	59,128	277,879
Debentures | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	6,528
Debentures | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	40,289	93,488
Debentures | After year 5
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	12,311	184,391
Unrealized losses on financial instruments
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,267	6,584
Unrealized losses on financial instruments | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,267	6,584
FIDC Obligation
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,135,077	1,007,259
FIDC Obligation | After year 5
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,135,077	1,007,259
Other current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	625,410	514,599
Other current liabilities | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	625,410	514,599
Other non-current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	653,670	401,582
Other non-current liabilities | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	13,209	11,081
Other non-current liabilities | After year 5
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 640,461	R$ 390,501